Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.1%
S-Jets 2017-1 Ltd, 5.6820%, 8/15/42 (144A)((cost $2,005,527)	$2,004,416	$1,366,479
Bank Loans and Mezzanine Loans– 2.1%
Communications – 0.3%
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24‡	3,170,688	3,068,973
Consumer Cyclical – 1.2%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 8.0000%, 9.5000%, 8/9/25‡	5,830,000	5,247,000
Flynn Restaurant Group LP,
ICE LIBOR USD 3 Month + 3.5000%, 3.8129%, 6/27/25ƒ,‡	1,826,147	1,737,451
K-MAC Holdings Corp, ICE LIBOR USD 3 Month + 6.7500%, 7.0579%, 3/16/26ƒ,‡	1,411,606	1,340,433
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 7.6466%, 2/4/28‡	5,407,676	5,062,937
		13,387,821
Technology – 0.2%
RSA Security LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 9/1/27‡	2,029,000	2,018,855
Transportation – 0.4%
Patriot Rail Co LLC, ICE LIBOR USD 3 Month + 5.2500%, 5.4704%, 10/19/26‡	3,760,575	3,760,575
Total Bank Loans and Mezzanine Loans (cost $23,015,608)		22,236,224
Corporate Bonds– 90.8%
Banking – 1.5%
Bank of America Corp, ICE LIBOR USD 3 Month + 2.6640%, 4.3000%, 1/24/70‡	3,019,000	2,928,430
CIT Group Inc, 5.2500%, 3/7/25	1,536,000	1,625,088
Citigroup Inc, SOFR + 3.2340%, 4.7000%‡,µ	3,586,000	3,464,973
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	2,919,000	2,913,969
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	2,986,000	2,926,280
JPMorgan Chase & Co, SOFR + 2.7450%, 4.0000%, 2/24/70‡	2,384,000	2,252,880
		16,111,620
Basic Industry – 9.7%
Allegheny Technologies Inc, 7.8750%, 8/15/23	16,401,000	16,771,827
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	5,941,000	6,100,664
Aruba Investments Inc, 8.7500%, 2/15/23 (144A)	3,118,000	3,149,180
Atotech Alpha 2 BV, 8.7500%, 6/1/23 (144A)	2,514,361	2,533,219
Atotech Alpha 3 BV / Alpha US Bidco Inc, 6.2500%, 2/1/25 (144A)	3,234,000	3,278,468
Constellium NV, 5.7500%, 5/15/24 (144A)	1,655,000	1,683,963
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	15,890,000	15,870,137
Hudbay Minerals Inc, 7.6250%, 1/15/25 (144A)	3,363,000	3,421,853
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	6,818,000	6,749,820
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	2,168,000	2,081,280
Kraton Polymers LLC / Kraton Polymers Capital Corp, 7.0000%, 4/15/25 (144A)	4,308,000	4,394,160
Novelis Corp, 5.8750%, 9/30/26 (144A)	7,140,000	7,336,350
Novelis Corp, 4.7500%, 1/30/30 (144A)	4,103,000	4,004,405
OCI NV, 5.2500%, 11/1/24 (144A)	2,034,000	2,098,478
Olin Corp, 9.5000%, 6/1/25 (144A)	3,170,000	3,694,952
Olin Corp, 5.6250%, 8/1/29	3,433,000	3,381,471
PolyOne Corp, 5.7500%, 5/15/25 (144A)	3,366,000	3,567,960
PQ CORP, 5.7500%, 12/15/25 (144A)	143,000	147,111
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)	4,729,000	5,005,552
Tronox Inc, 6.5000%, 5/1/25 (144A)	3,700,000	3,848,000
Tronox Inc, 6.5000%, 4/15/26 (144A)	2,228,000	2,228,000
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	3,148,000	3,230,635
		104,577,485
Capital Goods – 10.4%
ARD Finance SA, 6.5000%, 6/30/27 (144A)	20,108,585	20,011,615
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	8,143,000	8,297,717
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	5,674,000	5,340,652
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	2,837,000	2,829,908
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	4,886,000	4,983,964
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	4,714,000	4,973,270
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	15,698,000	16,693,646
Masonite International Corp, 5.3750%, 2/1/28 (144A)	3,356,000	3,584,879
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	3,326,000	3,282,745
Summit Materials LLC / Summit Materials Finance Corp,
5.1250%, 6/1/25 (144A)	5,776,000	5,855,420
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	5,610,000	5,841,412
TransDigm Inc, 6.2500%, 3/15/26 (144A)	4,653,000	4,878,903
TransDigm Inc, 7.5000%, 3/15/27	9,258,000	9,612,674
TransDigm Inc, 5.5000%, 11/15/27	2,107,000	2,024,932

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	$2,003,000		$2,074,056
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	4,622,000		4,983,556
US Concrete Inc, 5.1250%, 3/1/29 (144A)	2,258,000		2,263,645
Vertical Holdco GmbH, 7.6250%, 7/15/28 (144A)	763,000		806,396
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,298,000		3,427,496
			111,766,886
Communications – 14.3%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,462,000		6,276,217
Altice France Holding SA, 10.5000%, 5/15/27 (144A)	8,143,000		9,048,909
Altice France SA/France, 7.3750%, 5/1/26 (144A)	5,170,000		5,417,643
Block Communications Inc, 4.8750%, 3/1/28 (144A)	3,758,000		3,833,160
Cablevision Lightpath LLC, 5.6250%, 9/15/28 (144A)	5,497,000		5,585,502
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	5,223,000		5,495,745
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	3,611,000		3,796,064
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	2,035,000		2,205,431
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,429,000		4,650,649
CenturyLink Inc, 7.5000%, 4/1/24	4,484,000		5,020,286
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	7,584,000		7,607,890
Consolidated Communications Inc, 6.5000%, 10/1/28 (144A)	1,462,000		1,491,240
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,619,000		6,991,319
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,594,000		6,179,860
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	3,790,000		4,027,671
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	5,646,000		5,672,706
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	2,624,000		1,856,480
GCI LLC, 6.6250%, 6/15/24 (144A)	10,153,000		10,890,108
GCI LLC, 4.7500%, 10/15/28 (144A)	6,613,000		6,695,729
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	2,951,000		3,083,795
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	6,222,000		6,144,225
Liberty Interactive LLC, 8.2500%, 2/1/30	7,434,000		8,038,310
Nexstar Broadcasting Inc, 5.6250%, 7/15/27 (144A)	2,758,000		2,893,004
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	7,713,000		8,043,733
TEGNA Inc, 4.6250%, 3/15/28 (144A)	6,714,000		6,564,949
TEGNA Inc, 5.0000%, 9/15/29	1,742,000		1,720,225
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	2,812,000		2,797,940
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	5,468,000		5,372,310
Ziggo BV, 5.1250%, 2/28/30 (144A)	6,420,000		6,507,505
			153,908,605
Consumer Cyclical – 17.6%
American Axle & Manufacturing Inc, 6.2500%, 3/15/26	2,050,000		1,983,990
Brink's Co/The, 5.5000%, 7/15/25 (144A)	6,197,000		6,452,626
Caesars Resort Collection LLC / CRC Finco Inc, 5.2500%, 10/15/25 (144A)	8,315,000		8,044,762
Century Communities Inc, 5.8750%, 7/15/25	2,859,000		2,971,931
Century Communities Inc, 6.7500%, 6/1/27	2,008,000		2,128,480
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	2,679,000		2,762,719
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	9,551,000		8,786,920
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	2,956,000		3,026,205
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	6,481,000		7,226,315
Expedia Group Inc, 6.2500%, 5/1/25 (144A)	5,663,000		6,240,399
Expedia Group Inc, 7.0000%, 5/1/25 (144A)	3,651,000		3,948,522
Ford Motor Co, 8.5000%, 4/21/23	4,999,000		5,448,910
Ford Motor Co, 9.0000%, 4/22/25	10,396,000		11,919,118
Ford Motor Co, 6.3750%, 2/1/29	684,000		711,155
Ford Motor Co, 9.6250%, 4/22/30	4,141,000		5,347,066
Ford Motor Co, 7.4500%, 7/16/31	6,592,000		7,559,772
Ford Motor Co, 4.7500%, 1/15/43	2,805,000		2,539,717
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,µ	6,744,000		6,425,346
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	10,069,000		9,943,137
Hilton Domestic Operating Company Inc, 5.3750%, 5/1/25 (144A)	1,763,000		1,831,369
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	2,800,000		2,985,500
IRB Holding Corp, 6.7500%, 2/15/26 (144A)	6,467,000		6,467,000
LGI Homes Inc, 6.8750%, 7/15/26 (144A)	9,852,000		10,319,970
Newco GB SAS, 8.0000%, 12/15/22	1,720,113	EUR	1,780,568
Prime Security Services Borrower LLC / Prime Finance Inc,
6.2500%, 1/15/28 (144A)	2,705,000		2,738,813
Realogy Group LLC / Realogy Co-Issuer Corp, 9.3750%, 4/1/27 (144A)	2,444,000		2,530,029
Scientific Games International Inc, 8.2500%, 3/15/26 (144A)	3,984,000		4,169,296
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	5,676,000		5,689,892
ServiceMaster Co LLC/The, 5.1250%, 11/15/24 (144A)	3,722,000		3,805,745
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	5,534,000		5,513,247
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)#	1,688,000		1,600,730

Taylor Morrison Home Corp, 5.1250%, 8/1/30 (144A)	3,467,000	3,709,690
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
TRI Pointe Group Inc, 5.7000%, 6/15/28	$5,210,000	$5,704,950
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	4,416,000	4,393,368
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	8,823,000	9,363,409
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	1,906,000	1,925,060
Wendy's International LLC, 7.0000%, 12/15/25	2,099,000	2,287,910
Wyndham Destinations Inc, 6.6000%, 10/1/25	4,551,000	4,768,128
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,751,000	3,929,585
Wyndham Hotels & Resorts Inc, 4.3750%, 8/15/28 (144A)	880,000	853,600
		189,834,949
Consumer Non-Cyclical – 16.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	8,304,000	8,496,570
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	1,829,000	1,952,458
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.8750%, 2/15/30 (144A)	3,845,000	4,008,413
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	10,414,000	10,674,350
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	6,872,000	7,158,391
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	3,935,000	4,323,581
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	5,217,000	5,675,053
Bausch Health Cos Inc, 7.0000%, 1/15/28 (144A)	2,830,000	2,992,725
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	3,329,000	3,233,291
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	11,659,000	11,804,737
CHS/Community Health Systems Inc, 8.1250%, 6/30/24 (144A)#	4,240,000	3,095,200
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	3,384,000	3,273,682
DaVita Inc, 3.7500%, 2/15/31 (144A)	3,749,000	3,612,349
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	11,239,000	11,182,805
FAGE International SA / FAGE USA Dairy Industry Inc,
5.6250%, 8/15/26 (144A)	2,899,000	2,783,040
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	5,414,000	5,386,930
HLF Financing Sarl LLC / Herbalife International Inc,
7.8750%, 9/1/25 (144A)	2,378,000	2,553,378
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	8,555,000	8,790,262
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	6,825,000	7,243,031
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	5,725,000	6,225,479
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	5,657,000	6,279,100
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	4,284,000	4,669,560
Kraft Heinz Foods Co, 4.8750%, 10/1/49 (144A)	1,234,000	1,299,660
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	8,002,000	8,301,755
NBM US Holdings Inc, 7.0000%, 5/14/26 (144A)	1,614,000	1,711,679
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,071,000	3,289,809
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.3750%, 6/1/25 (144A)	2,706,000	2,746,590
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	6,246,000	6,495,840
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	7,924,000	7,893,493
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	6,509,000	6,606,635
Tenet Healthcare Corp, 6.1250%, 10/1/28 (144A)	6,436,000	6,267,055
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	8,000,000	7,060,000
		177,086,901
Electric – 0.2%
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	2,516,000	2,626,075
Energy – 9.6%
Apache Corp, 4.2500%, 1/15/30	7,481,000	6,742,251
Apache Corp, 5.2500%, 2/1/42	1,987,000	1,778,365
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	4,469,000	4,586,311
Endeavor Energy Resources LP / EER Finance Inc, 6.6250%, 7/15/25 (144A)	3,379,000	3,471,923
EnLink Midstream LLC, 5.3750%, 6/1/29	3,715,000	3,009,150
EnLink Midstream Partners LP, 4.1500%, 6/1/25	7,316,000	6,299,295
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	13,397,000	7,753,514
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	5,352,000	5,452,243
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	4,008,000	3,998,822
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,649,000	5,507,775
NGL Energy Partners LP / NGL Energy Finance Corp, 6.1250%, 3/1/25	6,187,000	3,681,265
NuStar Logistics LP, 5.7500%, 10/1/25	3,671,000	3,791,409
Occidental Petroleum Corp, 3.2000%, 8/15/26	2,667,000	2,115,264
Occidental Petroleum Corp, 6.3750%, 9/1/28	3,157,000	2,922,435

Occidental Petroleum Corp, 3.5000%, 8/15/29	6,336,000	4,858,445
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Occidental Petroleum Corp, 6.6250%, 9/1/30	$6,749,000	$6,225,952
Parsley Energy LLC / Parsley Finance Corp, 5.2500%, 8/15/25 (144A)	3,609,000	3,572,910
Parsley Energy LLC / Parsley Finance Corp, 5.6250%, 10/15/27 (144A)	3,070,000	3,054,650
Southwestern Energy Co, 8.3750%, 9/15/28	2,830,000	2,780,786
Sunoco LP / Sunoco Finance Corp, 5.8750%, 3/15/28	834,000	852,765
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 3/1/27 (144A)	1,928,000	1,764,120
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,643,000	5,978,700
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,352,000	5,271,720
Western Midstream Operating LP, 4.0500%, 2/1/30	7,821,000	7,624,810
		103,094,880
Finance Companies – 1.6%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	2,580,000	2,638,050
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,212,000	3,424,795
OneMain Finance Corp, 6.6250%, 1/15/28	978,000	1,085,384
Springleaf Finance Corp, 8.8750%, 6/1/25	4,003,000	4,433,323
Springleaf Finance Corp, 5.3750%, 11/15/29	4,903,000	5,099,120
		16,680,672
Hotels, Restaurants & Leisure – 0.2%
Royal Caribbean Cruises Ltd, 11.5000%, 6/1/25 (144A)	1,380,000	1,603,903
Industrial – 1.2%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	4,250,000	4,250,000
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	7,941,000	8,189,156
		12,439,156
Industrial Conglomerates – 1.9%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	25,054,000	19,962,110
Information Technology Services – 0.3%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,689,000	3,712,056
Insurance – 1.9%
MGIC Investment Corp, 5.2500%, 8/15/28	5,535,000	5,727,064
Molina Healthcare Inc, 4.8750%, 6/15/25 (144A)	4,691,000	4,784,820
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	10,207,000	10,416,243
		20,928,127
Technology – 2.2%
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	4,765,000	4,967,512
Logan Merger Sub Inc, 5.5000%, 9/1/27 (144A)	2,721,000	2,761,815
QTS Realty Trust Inc, 3.8750%, 10/1/28 (144A)	3,505,000	3,515,094
Solera LLC / Solera Finance Inc, 10.5000%, 3/1/24 (144A)	5,139,000	5,370,255
Tempo Acqusition LLC / Tempo Acquisition Finance Corp,
6.7500%, 6/1/25 (144A)	6,871,000	7,012,611
		23,627,287
Transportation – 1.7%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	8,487,000	8,570,597
Delta Air Lines Inc, 7.3750%, 1/15/26	4,832,000	5,064,564
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	4,870,000	4,982,619
		18,617,780
Total Corporate Bonds (cost $959,781,570)		976,578,492
Common Stocks– 2.2%
Automobiles – 0.2%
Ford Motor Co	328,825	2,189,975
Chemicals – 0.2%
PQ Group Holdings Inc*	223,824	2,296,434
Equity Real Estate Investment Trusts (REITs) – 0.3%
VICI Properties Inc	144,688	3,381,359
Hotels, Restaurants & Leisure – 1.0%
Caesars Entertainment Inc*	143,586	8,049,431
Wendy's Co	106,504	2,374,507
		10,423,938
Metals & Mining – 0.5%
Constellium SE*	627,239	4,923,826
Total Common Stocks (cost $21,049,669)		23,215,532
Preferred Stocks– 3.1%
Semiconductor & Semiconductor Equipment – 0.7%
Broadcom Inc, 8.0000%, 9/30/22	6,635	8,309,541
Specialty Retail – 0.3%
Quiksilver Inc Bankruptcy Equity Certificate*,¢,§	132,324	2,960,088
Wireless Telecommunication Services – 2.1%
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23 (144A)§	20,909	22,493,484
Total Preferred Stocks (cost $31,820,707)		33,763,113

Shares or Principal Amounts		Value
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $16,439,653)	16,438,936	$16,440,580
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	4,747,728	4,747,728
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$1,186,932	1,186,932
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,934,660)		5,934,660
Total Investments (total cost $1,060,047,394) – 100.3%		1,079,535,080
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(3,619,433)
Net Assets – 100%		$1,075,915,647

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$923,798,927	85.6%
Luxembourg	38,119,781	3.5
Netherlands	25,592,973	2.4
United Kingdom	19,779,476	1.8
Zambia	15,870,137	1.5
Germany	11,017,111	1.0
Peru	10,171,673	0.9
Chile	8,043,733	0.7
France	7,198,211	0.7
Israel	7,060,000	0.7
Brazil	5,001,488	0.5
Canada	2,829,908	0.3
Australia	2,081,280	0.2
Liberia	1,603,903	0.1
Bermuda	1,366,479	0.1

Total	$1,079,535,080	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$8,574	$(53)	$(190)	$16,440,580
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	9,650∆	-	-	4,747,728
Total Affiliated Investments – 1.9%	$18,224	$(53)	$(190)	$21,188,308

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	30,062,164	135,532,320	(149,153,661)	16,440,580

Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	10,285,947	18,296,711	(23,834,930)	4,747,728

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)

Credit Default Swap Index

CDX.NA.HY.S35, Fixed Rate 5.00% Paid Quarterly(3)	NR	12/20/25	15,100,000	USD	$621,461	$24,875	$6,657
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)

For those index credit default swaps entered into by the Fund to sell protection, “Variation Margin” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value
Credit default swaps, sell protection	$ 155,980
Futures contracts, purchased	$84,607,094

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $762,627,156, which represents 70.9% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23	6/24/20 - 7/31/20	$21,462,780	$22,493,484	2.1%
Quiksilver Inc Bankruptcy Equity Certificate	5/27/16	2,536,651	2,960,088	0.3
Total		$23,999,431	$25,453,572	2.4%

The Fund has registration rights for certain restricted securities held as of September 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,366,479	$-
Bank Loans and Mezzanine Loans	-	22,236,224	-
Corporate Bonds	-	976,578,492	-
Common Stocks	23,215,532	-	-
Preferred Stocks	-	30,803,025	2,960,088
Investment Companies	-	16,440,580	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,934,660	-
Total Investments in Securities	$23,215,532	$1,053,359,460	$2,960,088
Other Financial Instruments(a):
Variation Margin Receivable	-	6,657	-
Total Assets	$23,215,532	$1,053,366,117	$2,960,088

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.